UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]:      Amendment Number:_
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Invesco Private Capital, Inc.
Address:       1555 Peachtree Street, N.E.
               Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani     Atlanta, GA          11/10/2011
[Signature]              [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                        Name
028-12271                                   Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:      1,015,071 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name
A     028-12271                Invesco Private Capital, Inc.
1     028-13083                WL Ross & Co. LLC


SECURITY                    TITILE  CUSIP     MARKET     PAR      SH/ PUT/ INVEST-    OTHER  VOTING  VOTING  VOTING
DESCRIPTION                 OF                VALUE      VALUE    PRN CALL MENT       MNGRS  SOLE    SHARED  NONE
                            CLASS             THOUSANDS                    DISCRETION
Air Lease Corportion        Common  00912X302    81600   4250000  SH        DEFINED     1    4250000      0     0
Assured Guaranty Ltd.       Common  G0585R106   190909  17371186  SH        DEFINED     1   17371186      0     0
Bankunited Inc              Common  06652K103   284851  13721131  SH        DEFINED     1   13721131      0     0
Cascade Bancorp             Common  147154207    66863  11468750  SH        DEFINED     1   11468750      0     0
Exco Resources Inc          Common  269279402   296206  27631177  SH        DEFINED     1   27631177      0     0
Sun Bancorp Inc             Common  86663B102    56390  21279241  SH        DEFINED     1   21279241      0     0
Buffalo Wild Wings Inc      Common  119848109     1052     17600  SH        DEFINED     1      17600      0     0
Cincinnati Bell Inc         Common  171871106      242     78473  SH        DEFINED     1      78473      0     0
Hanesbrands Inc             Common  410345102     4358    174252  SH        DEFINED     1     174252      0     0
Manitowoc Inc               Common  563571108      121     18000  SH        DEFINED     1      18000      0     0
United Continental          Common  910047109     8766    452300  SH        DEFINED     1     452300      0     0
Bioscrip Inc                Common  09069N108     3260    512641  SH        DEFINED     1     512641      0     0
Cooper Tire & Rubber        Common  216831107     2860    262600  SH        DEFINED     1     262600      0     0
Delta Air Lines             Common  247361702     3179    423800  SH        DEFINED     1     423800      0     0
Key Energy Svcs Inc         Common  492914106     3496    368400  SH        DEFINED     1     368400      0     0
Callidus Software, Inc.     Common  13123E500     7014   1521406  SH        DEFINED          1521406      0     0
Cyclacel Pharmaceuticals    Common  23254L108      358    814213  SH        DEFINED           814213      0     0
Infinera, Inc.              Common  45667G103      357     46275  SH        DEFINED            46275      0     0
ZipRealty                   Common  98974v107       32     22282  SH        DEFINED            22282      0     0
MetroPCS                    Common  591708102      871    100000  SH        DEFINED           100000      0     0
Harmonic, Inc.              Common  413160102     2214    519823  SH        DEFINED           519823      0     0
Maxlinear                   Common  57776J100       71     11064  SH        DEFINED            11064      0     0



Grand Total (in Thousands)                   1,015,071
Total Count                                         22